Nuveen ESG Emerging Markets Equity ETF [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	6.40%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG Emerging Markets Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	28.22%	4.72%	7.34%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	27.66%	3.83%	6.46%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.81%	3.11%	5.86%
Performance Inception Date			Jun. 06, 2017
Nuveen ESG Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.35%	2.75%	5.00%
Performance Inception Date			Jun. 06, 2017